Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

July 17, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.
Washington, D.C. 20549
Attn: Mr. Edward P. Bartz

Re:	CPG Cooper Square International Equity, LLC Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of CPG Cooper Square International Equity, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement"). Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a closed-end, non-diversified management investment company. Central Park Advisers, LLC will serve as the Fund's investment adviser (the "Adviser"), and Select Equity Group, L.P. (the "Sub-Adviser") will serve as the Fund's investment sub-adviser. The Fund's investment objective is to seek to achieve maximum total return. The Fund will seek to achieve its investment objective by investing primarily in equity securities of non-U.S.-domiciled issuers. Under normal circumstances, the Fund will invest at least 80% of its assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund's investment program, "equity securities" means common and preferred stocks (including investments in initial public offerings or "IPOs"), convertible securities, warrants and rights.

The Sub-Adviser's approach will involve taking long and short positions in equity securities—namely, investing long on the basis of extensive research and fundamental analysis, and seeking to take opportunistic advantage of market inefficiencies by selling other securities short. The majority of the Fund's long exposure will be in growth companies with high returns on capital and high barriers to competition that the Sub-Adviser believes are trading at a discount to their intrinsic value. The Sub-Adviser will invest in a majority of these companies with an expectation of a multi-year holding period. The Fund's long exposure also will include investments in more opportunistic situations that may be held for a multi-quarter, rather than multi-year, time frame. In the short portfolio, the Sub-Adviser will attempt to identify companies that are exposed to ongoing competitive pressures with poor returns on capital and deteriorating fundamentals. The short positions generally will not be selected as direct hedges to the long positions.

Securities and Exchange Commission

July 17, 2020

The Fund is structured in certain respects similarly to CPG Focused Access Fund, LLC (File No. 811-23355) ("CPG Focused Access Fund"), which also is advised by the Adviser. Like Focused Access, the Fund will: (i) be structured for federal tax purposes as a regulated investment company; (ii) be continuously offered; and (iii) pursuant to an exemptive order issued by the Commission (the "Order")1, issue multiple classes of units of limited liability company interests ("Units") with differing distribution and/or service arrangements.2 Unlike CPG Focused Access Fund, however: (i) the Fund intends to engage in a "public offering" and is registering its Units under the Securities Act of 1933, as amended; and (ii) the Fund will not operate as a "fund of funds"—rather, it will invest directly in securities. CPG Focused Access Fund's registration statement initially was reviewed in June 2018 by Mr. Edward P. Bartz of the staff of the Commission, and subsequently has been reviewed on other occasions by Mr. Bartz in connection with certain revisions to its confidential offering memorandum.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.969.3359 (bgreen@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green

Brad A. Green

cc: Lisa P. Goldstein

[1]	In re Carlyle Private Equity Fund, LLC, et al., Investment Company Act Rel. No. IC-30512 (May 9, 2013) (Notice); Investment Company Act Rel. No. IC-60549 (June 4, 2013) (Order).

[2]	Pursuant to the conditions of the Order, the distribution and servicing fee payable by the Fund's Class A Units to Foreside Fund Services, LLC, the Fund's distributor, will be governed by a distribution plan that will be adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act. Class I Units of the Fund will not be subject to the distribution and servicing fee.